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                                                33 Act File No. 33-19254
                                                40 Act File No. 811-5422


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.

                      Post-Effective Amendment No.  12

                                 and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940

                               Amendment No. 13

                   American Benefit Variable Annuity Account
                           (Exact Name of Registrant)

                       American Benefit Life Insurance Company
                              (Name of Depositor)

                 421 New Karner Road, Albany, New York 12205
          (Address of Depositor's Principal Executive Offices Zip Code)

        Depositor's Telephone Number, Including Area Code (518) 456-8164

                                Beverly Stewart
                            Chief Operations Officer
                      American Benefit Life Insurance Company
                    421 New Karner Road, Albany, New York 12205
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective

     immediately upon filing pursuant to paragraph (b) of Rule 485
 X   on May 1, 1997 pursuant to paragraph (b) of Rule 485
     60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2, the Registrant has elected to register an indefinite number of securities under the Securities Act of 1933. The 24f-2 Notice for the year ended December 31, 1996 was filed February 21, 1997.

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                 American Benefit Variable Annuity Account

                           Cross Reference Sheet

Item Number in Form N-4

                           Parts A & B

American Benefit Variable Annuity Account, the Registrant, no longer offers the variable annuity contract described in File No. 33-19254 to the public. Based upon the precedent, circumstances and conditions set forth in Great-West Life and Annuity Insurance Company grant of no-action (pub. avail. Oct. 23,
1990), the Registrant has ceased filing post-effective amendments and the delivery of updated prospectuses heretofore described in Registration File No. 33-19254.

The only purpose of this post-effective amendment to Form N-4 is to provide the "reasonableness" representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940 as amended by Section 205 of the National Securities Markets Improvement Act of 1996.

The content of Registration No. 33-19254, as heretofore amended, is incorporated herein by reference pursuant to a letter dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products of the Division of Investment Management, to all variable insurance product Registrants.


                              PART C

Item 32.  Undertakings

Registrant hereby represents that the fees and charges deducted under the Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Benefit Life Insurance Company.

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                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Des Moines and State of Iowa on this 21st day of April 1997.

                              AMERICAN BENEFIT VARIABLE ANNUITY ACCOUNT
                                              Registrant

                              By: AMERICAN BENEFIT LIFE INSURANCE COMPANY
                                              Depositor


                              By: /s/Watson W. Powell, Jr.
                                     Watson W. Powell, Jr.
                                     Principal Executive Officer


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following officers and directors of the depositor in the capacities and on the dates indicated:

      Signature                    Title                          Date

/s/Watson W. Powell, Jr.   Principal Executive Officer      April 21, 1997
   Watson W. Powell, Jr.   and Director

/s/Ronald P. Morden        Principal Financial Officer      April 9, 1997
   Ronald P. Morden        and Principal Accounting
                           Officer

/s/Michael E. Abbott       Director                         April 21, 1997
   Michael E. Abbott

/s/Ivan Chermayeff         Director                         April 8, 1997
   Ivan Chermayeff

/s/Charles Cowles          Director                         April 8, 1997
   Charles Cowles

/s/James C. Enyard         Director                         April 8, 1997
   James C. Enyard

/s/Brent B. Green          Director                         April 10, 1997
   Brent B. Green

/s/Robert G. Harper        Director                         April 21, 1997
   Robert G. Harper

/s/Burdette N. Heiken      Director                         April 21, 1997
   Burdette N. Heiken

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
/s/Nancy P. Montgomery      Director                        April 8, 1997
   Nancy P. Montgomery

/s/Diane K. Powell          Director                        April 9, 1997
   Diane K. Powell

/s/Watson W. Powell, III    Director                        April 9, 1997
   Watson W. Powell, III

/s/Beverly C. Stewart       Director                        April 9, 1997
   Beverly C. Stewart

/s/Richard T. Williams      Director                        April 8, 1997
   Richard T.  Williams


/s/James A.  Walker        Director                         April 13, 1997
   James A.  Walker
